RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
4.	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

FASB ASC 852, Reorganizations, was adopted for the duration of the CCAA proceedings. In accordance with this standard, transactions and events directly associated with the reorganization were distinguished and segregated from the ongoing operations of the business. Pre-petition obligations that were impaired under the reorganization process pursuant to the CCAA proceedings were classified as Liabilities subject to compromise in the balance sheet at the amounts expected to be allowed as claims by the Court. Professional fees, DIP-related financing costs, charges related to indefinite idlings and permanent closures and other provisions for losses directly associated with or resulting from the reorganization were recorded in Reorganization items, net in the consolidated statement of operations.

In accordance with FASB ASC 852, Reorganizations, fresh start accounting was applied as of the convenience date of September 30, 2012. See note 6, Creditor protection proceedings related disclosures, for a discussion of fresh start accounting.